Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of information about reconciliation of the weighted average number of shares

Reconciliation of the weighted average number of shares used for the calculation for both basic and diluted earnings per share was as follows:

		2019	2018	2017
Weighted average number of shares used for basic earnings per share		3,592,249,603	3,601,140,133	3,601,140,133
Potential shares to be issued for ILT incentive plan		2,251,406	2,782,584	1,691,413
Weighted average number of shares used for diluted earnings per share		3,594,501,009	3,603,922,717	3,602,831,546
Eni’s net profit	(€ million)	148	4,126	3,374
Basic earnings per share	(€ per share)	0.04	1.15	0.94
Diluted earnings per share	(€ per share)	0.04	1.15	0.94